ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Advances to suppliers - current	¥ 404,600,994		¥ 333,291,005
Provision for advances to suppliers	(7,524,746)		(7,524,746)
Advances To Suppliers Current	397,076,248		325,766,259		$ 61,029,502
Provision for advance to suppliers			¥ 799,899